ACCOUNTING POLICIES (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of changes in accounting estimates [line items]
Cash and cash equivalents at beginning of the period	£ 29,181	£ 36,781
Cash and cash equivalents at the end of the period	33,653	26,404
Effects of exchange rate changes on cash and cash equivalents	(28)	9
Net change in operating assets and liabilities:
Change in operating assets		2,063
Change in operating liabilities		(10,935)
Net cash flows from operating activities	(1,994)	(7,749)
Reverse repo transactions	£ 10,393
Balance before change
Disclosure of changes in accounting estimates [line items]
Cash and cash equivalents at beginning of the period		42,502
Cash and cash equivalents at the end of the period		34,800
Effects of exchange rate changes on cash and cash equivalents		(14)
Net change in operating assets and liabilities:
Change in operating assets		4,724
Change in operating liabilities		(10,898)
Net cash flows from operating activities		(5,051)
(Decrease)/increase
Disclosure of changes in accounting estimates [line items]
Cash and cash equivalents at beginning of the period		(5,721)
Cash and cash equivalents at the end of the period		(8,396)
Effects of exchange rate changes on cash and cash equivalents		23
Net change in operating assets and liabilities:
Change in operating assets		(2,661)
Change in operating liabilities		(37)
Net cash flows from operating activities		£ (2,698)